Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes Payable [Abstract]
Schedule of Notes Payable
The recorded value of our notes payable (net of debt discount) for the six months ended June 30, 2013 and year ended December 31, 2012 was as follows:

	December 31, 2012	June 30, 2013

2012 Secured Convertible Notes	$2,428,166	$3,421,963
Unsecured Convertible Note	673,840	840,508
2013 Accounts Receivable Purchase Agreement	--	750,000
Interest Promissory Note	--	20,000
Total	3,102,006	5,032,471
Less Current Portion	(3,102,006)	(5,032,471)
Total Long-term	$--	$--

The recorded value of our notes payable (net of debt discount) for the years ending December 31, 2012 and 2011 was as follows:

	December 31, 2011	December 31, 2012
2012 Secured Convertible Notes	--	2,428,166
Unsecured Convertible Note	340,504	673,840
Amended and Restated Senior 6.25% Convertible Note	$6,180,816	$--
Bridge Loan Note Payable	1,196,141	--
Equipment Purchase and Sale Agreement	700,000	--
Total	8,417,461	3,102,006
Less Current Portion	(2,068,016)	(3,102,006)
Total Long-term	$6,349,445	$--